SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Plan:
A. Method of Accounting:
The Plan’s financial statements are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.
B. Valuation of Investments:
Investments are reported at fair value (see Note 3) in accordance with accounting guidance on fair value measurements and disclosures. Fair value is the price that would be recorded to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
C. Notes Receivable from Participants:
Notes receivable from participants are measured at their unpaid principal balance plus any accrued, but unpaid interest. Delinquent participant loans are reclassified as distributions based upon the terms of the plan document. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.
D. Security Transactions and Related Investment Income:
Security transactions are recorded on the trade date; interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date. Capital gain distributions from mutual funds are recorded as dividend income.
The Statements of Changes in Net Assets Available for Benefits present the net appreciation in the fair value of the Plan’s investments, which consists of the realized gains and losses and the unrealized appreciation on those investments.
E. Administrative Expenses:
Administrative expenses that arise in connection with the administration of the Plan are paid by the Company except for loan administration fees (see Note 5) and discretionary portfolio management fees associated with the Fidelity Managed Account Program. The Plan’s fee structure is a fixed per capita fee that is deducted from the participant’s account on a quarterly basis. Expenses paid by the Company are excluded from the financial statements. Certain investment related expenses are included in net appreciation in fair value of investments.
F. Contributions Income:
Contributions made in accordance with participants’ CODA agreements (see Note 1, Item D) are recognized during the period in which the Company makes payroll deductions from the participants’ compensation. Company contributions are recognized during the same period in which the Company makes payroll deductions from the participants’ compensation for the participants' contributions.
G. Benefit Payments:
Benefits are recorded when paid.
H. Risks and Uncertainties:
The Plan provides for various investment options in any combination described in Note 1, Item C. Investment securities are exposed to various risks, such as interest rate, market and credit. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in fair value could materially affect participants’ account balances and the amounts reported in the financial statements.
I. Use of Estimates:
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Actual results could differ from those estimates.
J. Recent Accounting Pronouncements:
There are no new accounting pronouncements applicable to the Plan for the year ended December 31, 2025 and 2024.